Reclamation Provision - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Long-term reclamation provision (Note 15)	$ 65,325	$ 54,527	$ 25,492
Reclamation cost, period	75 years
Undiscounted Reclamation Obligation	$ 97,000	88,300
Reclamation provision accretion	2,457	1,217
Reclamation paid	$ 991	$ 1,188
Bottom of range
Disclosure of other provisions [line items]
Long-term inflation rate	2.10%	2.00%
Discount rate used in estimated reclamation and closure cost provision	4.10%	4.40%
Top of range
Disclosure of other provisions [line items]
Long-term inflation rate	2.30%	2.10%
Discount rate used in estimated reclamation and closure cost provision	4.30%	4.60%